UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:


           Craig Rosmarin                New York, NY              7-27-04
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]


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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    56
                                                -------------

Form 13F Information Table Value Total:              $432,818
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------                 --------------- --------   -------- ---------------- ---------- --------  ----------------
                                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE

ABAXIS INC                           COM            002567105     2339   123200 SH         SOLE       X        X
ABGENIX INC                          COM            00339B107     3964   338200 SH         SOLE       X        X
AETERNA ZENTARIS INC                 COM            007975204      863   149000 SH         SOLE       X        X
ALKERMES INC                         COM            01642T108     8954   658400 SH         SOLE       X        X
ALLSCRIPTS HEALTHCARE SOLUTION       COM            01988P108     6059   772800 SH         SOLE       X        X
ALPHARMA INC                         CL A           020813101     4577   223500 SH         SOLE       X        X
AMGEN INC                            COM            031162100    15482   283700 SH         SOLE       X        X
ANTHEM INC                           COM            03674B104     7962    88900 SH         SOLE       X        X
AP PHARMA INC                        COM            00202J104     1173   350000 SH         SOLE       X        X
ARIAD PHARMACEUTICALS INC            COM            04033A100     1395   186300 SH         SOLE       X        X
BARRIER THERAPEUTICS INC             COM            06850R108     4157   296700 SH         SOLE       X        X
BEVERLY ENTERPRISES INC              COM NEW        087851309    13751  1599000 SH         SOLE       X        X
BOSTON SCIENTIFIC CORP               COM            101137107    17664   412700 SH         SOLE       X        X
CAREMARK RX INC                      COM            141705103     7458   226400 SH         SOLE       X        X
CELL THERAPEUTICS INC                COM            150934107     5522   749200 SH         SOLE       X        X
COMMUNITY HEALTH SYS INC NEW         COM            203668108     9129   341000 SH         SOLE       X        X
CUBIST PHARMACEUTICALS INC           COM            229678107     1926   173500 SH         SOLE       X        X
CYTYC CORP                           COM            232946103     7781   306700 SH         SOLE       X        X
DJ ORTHOPEDICS INC                   COM            23325G104    11316   492000 SH         SOLE       X        X
DYAX CORP                            COM            26746E103     1852   157600 SH         SOLE       X        X
ECLIPSYS CORP                        COM            278856109    12114   793800 SH         SOLE       X        X
ELAN CORP PLC                        ADR            284131208     4270   172600 SH         SOLE       X        X
GEN-PROBE INC NEW                    COM            36866T103    11522   243500 SH         SOLE       X        X
GIVEN IMAGING LTD                    ORD SHS        M52020100    18987   536800 SH         SOLE       X        X
GTX INC DEL                          COM            40052B108     2818   270700 SH         SOLE       X        X
ICOS CORP                            COM            449295104     4616   154700 SH         SOLE       X        X
IMCLONE SYS INC                      COM            45245W109    28028   326700 SH         SOLE       X        X
IMMUNOMEDICS INC                     COM            452907108     1686   346100 SH         SOLE       X        X
IMPAX LABORATORIES INC               COM            45256B101     6510   335900 SH         SOLE       X        X
INAMED CORP                          COM            453235103    13949   222000 SH         SOLE       X        X
INVITROGEN CORP                      COM            46185R100    10518   146100 SH         SOLE       X        X
IVAX CORP                            COM            465823102     5674   236500 SH         SOLE       X        X
KERYX BIOPHARMACEUTICALS INC         COM            492515101     2540   200600 SH         SOLE       X        X
KINDRED HEALTHCARE INC               COM            494580103     7852   298000 SH         SOLE       X        X
KOSAN BIOSCIENCES INC                COM            50064W107     1386   175503 SH         SOLE       X        X
MEDAREX INC                          COM            583916101     2298   315200 SH         SOLE       X        X
MILLENNIUM PHARMACEUTICALS INC       COM            599902103    12180   882600 SH         SOLE       X        X
MIM CORP                             COM            553044108     4375   502900 SH         SOLE       X        X
NEKTAR THERAPEUTICS                  COM            640268108    12868   644700 SH         SOLE       X        X
NOVEN PHARMACEUTICALS INC            COM            670009109     4183   189978 SH         SOLE       X        X
NPS PHARMACEUTICALS INC              COM            62936P103     7764   369700 SH         SOLE       X        X
OSI PHARMACEUTICALS INC              COM            671040103    21998   312300 SH         SOLE       X        X
PACIFICARE HEALTH SYS INC DEL        COM            695112102     2273    58800 SH         SOLE       X        X
PENWEST PHARMACEUTICALS CO           COM            709754105     5077   396300 SH         SOLE       X        X
PERKINELMER INC                      COM            714046109     7293   363900 SH         SOLE       X        X
RIGEL PHARMACEUTICALS INC            COM NEW        766559603     3553   250000 SH         SOLE       X        X
SANOFI-SYNTHELABO                    ADR            80105N105    19115   300900 SH         SOLE       X        X
SEATTLE GENETICS INC                 COM            812578102      150    21300 SH         SOLE       X        X
SEPRACOR INC                         COM            817315104     2883    54500 SH         SOLE       X        X
TARO PHARMACEUTICAL INDS LTD         COM            M8737E108     6112   140500 SH         SOLE       X        X
THERMO ELECTRON CORP                 COM            883556102     9250   300900 SH         SOLE       X        X
TRIAD HOSPITALS INC                  COM            89579K109    11095   298000 SH         SOLE       X        X
VENTANA MED SYS INC                  COM            92276H106     9672   203500 SH         SOLE       X        X
VICURON PHARMACEUTICALS INC          COM            926471103     4210   335200 SH         SOLE       X        X
XOMA LTD                             ORD            G9825R107    11070  2471000 SH         SOLE       X        X
ZIMMER HLDGS INC                     COM            98956P102     9605   108900 SH         SOLE       X        X

56 TOTAL DATA RECORDS                                           432818


NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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